UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-09485

Choice Funds

(Exact name of registrant as specified in charter)

5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Address of principal executive offices)

(Zip code)

Choice Investment Management, LLC 5299 DTC Boulevard Suite 1150, Greenwood Village, CO 80111

(Name and address of agent for service)

Registrant's telephone number, including area code:

303-488-2200

Date of fiscal year end:

10/31

Date of reporting period:7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CHOICE FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Number of
Shares			Value
	COMMON STOCKS	49.0%
	Computers-Software	6.2%
8,800	Imageware Systems, Inc.*		$ 23,848
4,100	Microsoft Corp.		116,686
7,500	Oracle Corp.*		78,825
800	Synopsys Inc.*		20,232
118,555	Validian Corp.*		61,649
27,778	Validian Corp. Warrants*		-
			301,240

	Electronic-Semiconductor Manufacturing	18.2%
9,100	Applied Materials, Inc.*		154,427
22,400	Applied Micro Circuits Corp.*		80,640
3,500	Asyst Technology Corp.*		20,265
1,100	Brooks-PRI Automation, Inc.*		15,851
1,000	Cypress Semiconductor Corp.*		11,340
7,000	Flextronics International Ltd.*		87,990
18,000	Integrated Device Technology*		205,740
8,000	Intel Corp.		195,040
1,100	Kla-Tencor Corp.*		45,331
1,200	Linear Technology Corp.		46,920
8,400	Vitesse Semiconductor Corp.*		23,520
			887,064

	Environmental Control	0.8%
24,600	DDS Technologies USA, Inc.*		38,130

2,600	Media	1.8%
	Viacom Inc. Class B		87,334

	Medical-Biotechnology	0.9%
106,200	GlycoGenesys, Inc. *		46,728

	Oil & Gas Producers	0.8%
28,400	Galaxy Energy Corp.*		39,476

	Personal & Household Products	1.3%
1,600	Gillette Co.		62,368

	Pharmaceuticals	3.4%
800	Abbott Laboratories		31,480
4,200	Pfizer, Inc.		134,232
			165,712

	Retail-Apparel/Shoes	2.9%
3,000	Gap, Inc.		68,100
6,600	Phoenix Footwear Group, Inc.*		72,204
			140,304

	Retail-Food	1.8%
5,500	Kroger Co.*		86,900

	Retail-Home Specialty	1.4%
1,500	Kohls Corp.*		68,640

	Telecommunications-Equipment	9.5%
18,000	Cisco Systems, Inc.*		375,480
2,000	Foundry Networks, Inc.*		20,520
10,600	SonicWALL, Inc.*		70,278
			466,278

	Total Common Stocks (Cost $2,588,094)		2,390,174
CHOICE FOCUS FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Principal			Value

	SHORT-TERM INVESTMENTS	48.9%
$ 388,464	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 0.26%		$ 388,464
2,000,000	U.S. Treasury Bill 1.13%, 8/5/04		1,999,686

	Total Short-Term Investment (Cost $2,388,150)		2,388,150

	TOTAL INVESTMENTS	97.9%
	(cost $4,976,244)		$ 4,778,324

	Other Assets less Liabilities	2.1%	101,677

	NET ASSETS	100.0%	$ 4,880,001

			Unrealized
Number of Contracts			Loss

	FUTURES CONTRACT PURCHASED
7	S&P 500 Futures Contracts maturing
	Sep 2004 (Underlying Face Amount at
	Value $1,926,925)		$ (21,500)

* Non-income producing securities.

CHOICE BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Number of
Shares			Value
	COMMON STOCKS	28.2%
	Computers-Software	2.3%
1,500	Microsoft Corp.		42,690
1,300	Oracle Corp.*		13,663
500	Synopsys, Inc.*		12,645
2,000	Validian Corp.*		1,040
			70,038

	Electronic-Semiconductor Manufacturing	7.8%
1,300	Applied Materials, Inc.*		22,061
6,500	Applied Micro Circuits Corp.*		23,400
2,000	Asyst Technology Corp.*		11,580
700	Brooks-PRI Automation, Inc.*		10,087
600	Cypress Semiconductor Corp.*		6,804
4,300	Flextronics International Ltd.*		54,051
3,700	Integrated Device Technology*		42,291
2,265	Intel Corp.		55,221
200	Linear Technology Corp.		7,820
			233,315

	Environmnetal Control	0.2%
3,200	DDS Technologies USA, Inc.*		4,960

	Media	2.3%
2,000	Viacom, Inc. Class B		67,180

	Oil & Gas Producers	0.1%
1,600	Galaxy Energy Corp.*		2,224

	Personal & Household Products	1.3%
1,000	Gillette Co.		38,980

	Pharmaceuticals	2.5%
400	Abbott Laboratories		15,740
1,800	Pfizer, Inc.		57,528
			73,268

	Retail-Apparel/Shoes	2.5%
1,600	Gap, Inc.		36,320
3,600	Phoenix Footwear Group, Inc.*		39,384
			75,704

	Retail-Food	1.7%
3,300	Kroger Co.*		52,140

	Retail-Home Specialty	0.8%
500	Kohls Corp.*		22,880

	Telecommunications-Equipment	6.7%
7,000	Cisco Systems, Inc.*		146,020
1,200	Foundry Networks, Inc.*		12,312
6,500	SonicWALL, Inc.*		43,095
			201,427

	Total Common Stocks (Cost $859,524)		842,116
CHOICE BALANCED FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Principal Amount			Value
	BONDS	40.2%
	Financial	3.3%
$100,000	Home Savings of America 6.50%, 8/15/04		100,118

	U.S. Government and Agencies	36.9%
	U.S. States Treasury Note:
185,000	1.25%, 5/31/05		183,945
230,000	1.625%, 2/28/06		227,071
450,000	2.25%, 2/15/07		442,670
250,000	3.25%, 8/15/08		248,135
			1,101,821

	Total Bonds (Cost $1,206,710)		1,201,939

	SHORT-TERM INVESTMENTS	32.6%
975,126	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 0.26%		975,126

	Total Short-Term Investments (Cost $975,126)		975,126

	TOTAL INVESTMENTS	101.0%
	(cost $3,041,360)		$ 3,019,181

	Liabilities less Other Assets	-1.0%	(28,676)

	NET ASSETS	100.0%	$ 2,990,505

			Unrealized
Number of Contracts			Gain

	FUTURES CONTRACT PURCHASED

1	S&P 500 Futures Contracts maturing
	Sep 2004 (Underlying Face Amount at
	Value $275,275)		$1,550

* Non-income producing securities.

CHOICE LONG-SHORT FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	56.8%
	Computers-Software	9.5%
2,700	Authentidate Holding Corp.*		$ 19,008
700	Imageware Systems, Inc.*		1,897
8,220	Imageware Systems, Inc. Warrants*		-
2,500	Microsoft Corp.		71,150
2,300	Oracle Corp.*		24,173
400	Synopsys, Inc.*		10,116
177,777	Validian Corp.*		92,444
88,889	Validian Corp. Warrants*		-
			218,788

	Diversified Financial Services	2.0%
1,600	Bank of New York, Inc.		45,968

	Electronics-Semiconductor Manufacturing	18.1%
3,500	Applied Materials, Inc.*		59,395
11,100	Applied Micro Circuits Corp.*		39,960
700	Asyst Technology Corp.*		4,053
1,700	Brooks-PRI Automation, Inc.*		24,497
500	Cypress Semiconductor Corp.*		5,670
3,200	Flextronics International Ltd.*		40,224
7,900	Integrated Device Technology, Inc.*		90,297
2,000	Intel Corp.		48,760
500	Kla-Tencor Corp.*		20,605
900	Linear Technology Corp.		35,190
2,400	Vitesse Semiconductor Corp.*		6,720
1,500	Xilinx, Inc.		44,145
			419,516

	Media	2.0%
1,400	Viacom, Inc. Class B		47,026

	Medical-Biotechnology	2.1%
111,578	GlycoGenesys, Inc. *		49,094
25,778	GlycoGenesys, Inc. Warrants *		-
			49,094

	Oil & Gas Producers	1.0%
8,100	Daugherty Resources, Inc. Warrants*		-
16,000	Galaxy Energy Corp.*		22,240
20,000	Galaxy Energy Corp. Warrants*		-
			22,240

	Personal & Household Products	1.4%
800	Gillette Co.		31,184

	Pharmaceuticals	4.0%
500	Abbott Laboratories		19,675
2,300	Pfizer, Inc.		73,508
			93,183
	Restaurants	1.8%
1,600	Applebee's International, Inc.		42,624

	Retail Apparel/Shoes	1.4%
3,000	Phoenix Footwear Group, Inc.*		32,820

	Retail-Food	1.7%
2,500	Kroger Co.*		39,500

	Retail-Specialty	2.5%
600	Family Dollar Stores, Inc.		16,716
900	Kohls Corp.*		41,184
			57,900

	Telecommunications-Equipment	9.3%
6,800	Cisco Systems, Inc.*		141,848
900	Foundry Networks, Inc.*		9,234
1,400	Juniper Networks, Inc.*		32,144
5,000	SonicWALL, Inc.*		33,150
			216,376

	Total Common Stocks (Cost $1,560,498)		1,316,219
CHOICE LONG-SHORT FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Principal Amount			Value
	SHORT-TERM INVESTMENTS	48.8%

$ 630,775	UMB Bank Money Market Fiduciary,
	Variable Rate Demand Deposit, 0.26%		$ 630,775
500,000	U.S. Treasury Bill 0.91%, 08/19/04		499,749

	Total Short-Term Investments
	(cost $1,130,524)		1,130,524

	TOTAL INVESTMENTS	105.6%
	(cost $2,691,022)		$ 2,446,743

	Liabilities less Other Assets	-5.6%	(129,662)

	NET ASSETS	100.00%	$ 2,317,081

Number of Shares			Value
	SECURITIES SOLD SHORT
600	Adtran, Inc.		$ 16,026
2,000	Altera Corp.*		41,640
400	Benchmark Electronics, Inc.*		11,432
400	Best Buy, Inc.		19,264
500	Dell Inc.*		17,735
600	Dollar Tree Stores, Inc.*		16,146
700	eBAY, Inc.*		54,831
800	Johnson & Johnson		44,216
800	Magma Design Automation*		14,200
1,100	McAfee, Inc.*		19,778
500	Network Appliance, Inc.*		9,655
600	Procter & Gamble Co.		31,290
1,400	Ruby Tuesday, Inc.		40,446
1,600	Starbucks Corp.*		75,136
1,600	U.S. Bancorp		45,280
	TOTAL SECURITIES SOLD SHORT
	(proceeds $610,315)		$ 457,075

* Non-income producing securities.
ADR - American Depositary Receipt

CHOICE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Number of Shares			Value
	COMMON STOCKS	50.9%
	Computers-Software	7.7%
4,800	Authentidate Holding Corp.*		33,792
6,027	Imageware Systems, Inc. Warrants*		-
500	International Business Machines Corp.		43,535
2,000	Microsoft Corp.		56,920
10,400	Oracle Corp.*		109,304
600	Synopsys, Inc.*		15,174
			258,725

	Diversified Financial Services	3.4%
2,700	Bank of New York, Inc.		77,571
500	Lehman Brothers Holdings, Inc.		35,050
			112,621

	Electronics-Semiconductor Manufacturing	12.9%
4,200	Applied Materials, Inc.*		71,274
15,700	Applied Micro Circuits Corp.*		56,520
1,900	Asyst Technology Corp.*		11,001
1,500	Brooks-PRI Automation, Inc.*		21,615
700	Cypress Semiconductor Corp.*		7,938
5,200	Flextronics International Ltd.*		65,364
4,800	Integrated Device Technology*		54,864
300	Intel Corp.		7,314
800	Kla-Tencor Corp.*		32,968
900	Novellus Systems, Inc.*		24,300
3,400	Vitesse Semiconductor Corp.*		9,520
2,300	Xilinx, Inc.		67,689
			430,367

	Media	1.4%
1,400	Viacom, Inc. Class B		47,026

	Medical-Biotechnology	2.1%
75,411	GlycoGenesys, Inc. *		33,181
16,111	GlycoGenesys, Inc. Warrants *		-
37,468	Large Scale Biology Corp.*		36,344
9,367	Large Scale Biology Corp. Warrants*		-
			69,525

	Medical-Hospitals	1.2%
1,000	HCA, Inc.		38,650

	Oil & Gas Producers	0.6%
5,700	Daugherty Resources, Inc. Warrants*		-
15,100	Galaxy Energy Corp.*		20,989
17,000	Galaxy Energy Corp. Warrants*		-
			20,989

	Personal & Household Products	1.4%
1,200	Gillette Co.		46,776

	Pharmaceuticals	3.1%
3,200	Pfizer, Inc.		102,272

	Recreational Activities	0.4%
300	Carnival Corp.		13,983

	Restaurants	1.8%
2,200	Applebee's International, Inc.		58,608

	Retail-Apparel/Shoes	1.7%
5,300	Phoenix Footwear Group, Inc.*		57,982

	Retail-Discount	0.5%
300	Wal-Mart Stores, Inc.		15,903

	Retail-Food	1.9%
4,000	Kroger Co.*		63,200

	Retail-Specialty	0.8%
1,000	Family Dollar Stores, Inc.		27,860

	Telecommunications-Equipment	10.0%
10,300	Cisco Systems, Inc.*		214,858
1,500	Foundry Networks, Inc.*		15,390
2,200	Juniper Networks, Inc.*		50,512
8,000	SonicWALL, Inc.*		53,040
			333,800

	Total Common Stocks (Cost $1,951,362)		1,698,287
CHOICE MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
July 31, 2004 (Unaudited)

Principal Amount			Value
	SHORT-TERM INVESTMENTS	60.0%
$ 2,000,000	U.S. Treasury Note 2.00%, 11/30/2004		$ 2,003,282

	Total Short-Term Investments
	(cost $2,004,186)		2,003,282

	TOTAL INVESTMENTS
	(cost $3,955,548)	110.9%	$ 3,701,569

	Liabilities less Other Assets	-10.9%	(365,082)

	NET ASSETS	100.0%	$ 3,336,487

Number of Shares
	SECURITIES SOLD SHORT
1,000	Adtran, Inc.		$ 26,710
3,200	Altera Corp.*		66,624
500	Bear Stearns Company, Inc.		41,710
700	Benchmark Electronics*		20,006
500	Best Buy, Inc.		24,080
2,100	Dell, Inc.*		74,487
1,000	Dollar Tree Stores, Inc.*		26,910
500	eBAY, Inc.*		39,165
2,363	Imageware Systems, Inc.*		6,404
1,100	Johnson & Johnson		60,797
1,000	Lam Research Corp.*		23,850
500	Lowe's Companies, Inc.		24,360
1,300	Magma Design Automation*		23,075
1,800	McAfee, Inc.*		32,364
400	Nasdaq 100 Share Index Unit Series 1		13,968
900	Network Appliance, Inc.*		17,379
1,000	Procter & Gamble Co.		52,150
300	Royal Caribbean Cruises Ltd.		12,825
2,000	Ruby Tuesday, Inc.		57,780
2,100	SAP Aktiengesellschaft ADR		84,021
3,900	Starbucks Corp.*		183,144
900	Universal Health Services Class B		40,959
2,700	U.S. Bancorp		76,410

	TOTAL SECURITIES SOLD SHORT
	(proceeds $1,230,809)		$ 1,029,178

			Unrealized
Number of Contracts			Loss

	FUTURES CONTRACT PURCHASED

-3	Nasdaq 100 Futures Contracts maturing
	Sep 2004 (Underlying Face Amount at
	Value $420,750)		($350)

* Non-income producing securities.
ADR - American Depositary Receipt

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Choice Funds

By (Signature and Title)

*/s/ Patrick S. Adams

       Patrick S. Adams, President

Date

9/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Patrick S. Adams

        Patrick S. Adams, President

Date

9/28/04

* Due to the recent resignation of the Treasurer, only one officer is available to certify.